Note 13 - Derivative Financial Instrument - Interest Rate Swap	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

9.             DERIVATIVE FINANCIAL INSTRUMENT INTEREST RATE SWAP

The Company had an interest rate swap agreement to effectively convert borrowings under a long-term nonrecourse debt arrangement from a variable interest rate to a fixed interest rate of approximately 6.96% during its 15-year term. The interest rate swap arrangement was terminated at March 31, 2014 with a payment for approximately $632,000 as a part of a refinancing of the related loan.

The fair value of the interest rate swap agreement obligation approximated $460,000 at December 31, 2013, and was recorded as a current and long-term liability in the balance sheet.

The following table provides details regarding the losses from the Company's derivative instruments in the consolidated statements of operations, none of which are designated as effective hedging instruments:

		Quarter ended March 31,
Instrument	Statement of operations location	2014	2013
Interest rate swap	Other income (expense)	$(74,673)	$94,157

13.          DERIVATIVE FINANCIAL INSTRUMENT INTEREST RATE SWAP

The Company has an interest rate swap agreement with an initial notional amount of $7,700,000 to effectively convert those borrowings under its long-term debt arrangement from a variable interest rate to a fixed interest rate of approximately 6.96% during its 15-year term. The notional amount of the interest rate swap agreement obligation totaled approximately $6,883,000 and $7,261,000 at December 31, 2013 and 2012, respectively. The fair value of the interest rate swap agreement obligation (See Note 14) approximated $460,000 and $1,123,509 at December 31, 2013 and 2012, respectively, and is recorded as a current and long-term liability in the balance sheet.

The following table provides details regarding the Company's derivative instruments at December 31, 2013:

Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$194,196
Interest rate swap	Long-term liabilities	$-	$265,804

The following table provides details regarding the Company's derivative instruments at December 31, 2012:

Instruments	Balance Sheets Location	Assets	Liabilities
Interest rate swap	Current liabilities	$-	$225,109
Interest rate swap	Long-term liabilities	$-	$898,400

The following table provides details regarding the losses from the Company's derivative instruments in the consolidated statements of operations, none of which are designated as effective hedging instruments:

		Year ended December 31,
Instrument	Statement of operations location	2013	2012
Interest rate swap	Other income (expense)	$663,509	$(111,010)

As noted in Note 28, the interest rate swap was settled in March 2014 with a payment for approximately $632,000 related to the refinancing of the related loan.